UNITED STATES

SECURITIES AND EXCHANCE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period April 1, 2017 to June 30, 2017

Date of Report: August 1, 2017

Exact Name of Securitizer: Eaglewood Securitization Trust

Commission file Number of Securitizer: 025-01814

Central Index Key Number of Securitizer: 0001624444

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Nancy Lynch: (212) 729-1096

Name and telephone number, including area code,
of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

 Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(i), Eaglewood Securitization Trust has indicated by check mark that there is no activity to report for the quarter ending June 30, 2017.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated August 1, 2017

EAGLEWOOD SECURITIZATION TRUST (Securitizer)

By:	MW Eaglewood Americas LLC, in its capacity as Administrator of Eaglewood Securitization Trust

By:	/s/ Nancy Lynch
Name:	Nancy Lynch
Title:	Authorized Signatory